Share-Based Compensation - Summary of Allocated Share-based Compensation Expense (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 158,522,520	$ 22,983,605	¥ 87,634,835	¥ 78,754,828
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	4,160,056	603,152	4,927,484	3,075,317
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	14,691,410	2,130,054	15,311,101	16,003,486
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	135,888,877	19,702,035	63,035,444	55,590,630
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 3,782,177	$ 548,364	¥ 4,360,806	¥ 4,085,395